Portfolio of Investments April 30, 2025
JQC
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 146.9% (96.0% of Total Investments)
ASSET-BACKED SECURITIES - 7.2% (4.7% of Total Investments) –
$ 4,500,000 (a),(b) AIMCO CLO 10 Ltd, Series 2019 10A, (TSFR3M + 4.250%) 8 .522% 07/22/37 $ 4,502,871
963,000 (a),(b) Carlyle US CLO 2022-4 Ltd, Series 2022 4A, (TSFR3M + 6.750%) 11 .376 07/25/36 959,010
2,250,000 (a),(b) Carlyle US CLO 2022-4 Ltd, Series 2022 4A, (TSFR3M + 3.100%) 7 .382 07/25/36 2,243,727
1,000,000 (a),(b) CIFC Funding 2020-I Ltd, Series 2020 1A, (TSFR3M + 6.512%) 10 .768 07/15/36 998,656
2,500,000 (a),(b) CIFC Funding 2021-I Ltd, Series 2021 1A, (TSFR3M + 6.000%) 10 .282 07/25/37 2,493,505
1,250,000 (a),(b) CIFC Funding 2021-IV Ltd, Series 2021 4A, (TSFR3M + 6.200%) 10 .479 07/23/37 1,250,785
2,000,000 (a),(b) Elmwood CLO 26 Ltd, Series 2024 1A, (TSFR3M + 3.600%) 7 .869 04/18/37 2,003,256
6,700,000 (a),(b) Elmwood CLO 26 Ltd, Series 2024 1A, (TSFR3M + 6.450%) 10 .719 04/18/37 6,696,637
1,000,000 (a),(b) Invesco US CLO 2023-1 Ltd, Series 2023 1A, (TSFR3M +
6.900%)
11 .172 04/22/37 996,012
4,000,000 (a),(b) KKR CLO 32 Ltd, Series 2024 32A, (TSFR3M + 5.300%) 9 .556 04/15/37 4,002,616
4,000,000 (a),(b) KKR CLO 40 Ltd, Series E 40A, (TSFR3M + 7.250%) 11 .519 10/20/34 3,900,208
5,750,000 (a),(b) Magnetite XXXV Ltd, Series 2022 35A, (TSFR3M + 7.250%) 11 .532 10/25/36 5,797,029
3,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 24 Ltd, Series 2017 24A,
(TSFR3M + 7.000%)
11 .269 10/19/38 3,001,524
4,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 55 Ltd, Series 2024 55A,
(TSFR3M + 6.500%)
10 .769 04/22/38 4,007,616
1,500,000 (a),(b) Neuberger Berman Loan Advisers LaSalle Street Lending CLO II
Ltd, Series 2024 2A, (TSFR3M + 7.500%)
11 .769 04/20/38 1,504,489
2,000,000 (a),(b) OHA Credit Partners XV Ltd, Series 2017 15A, (TSFR3M +
4.500%)
8 .769 04/20/37 2,001,318
2,500,000 (a),(b) RAD CLO 24 Ltd, Series 2024 24A, (TSFR3M + 6.500%) 10 .769 07/20/37 2,475,763
9,250,000 (a),(b) Rad CLO 7 Ltd, Series 2020 7A, (TSFR3M + 4.150%) 8 .430 04/17/36 9,205,276
1,500,000 (a),(b) Sixth Street CLO XXV Ltd, Series 2024 25A, (TSFR3M + 6.000%) 10 .275 07/24/37 1,504,316
TOTAL ASSET-BACKED SECURITIES
(Cost $59,632,344) 59,544,614
SHARES DESCRIPTION VALUE
7745640 COMMON STOCKS - 0 .9% ( 0 .6 % of Total Investments) 7745640
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0% (0.0% of Total
Investments)
196 (c),(d) Belk Inc 1,568
14,544 (d) JOANN Inc 145
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,713
CONSUMER SERVICES - 0.7% (0.4% of Total Investments)
41,905 (d) Cengage Learning Holdings II Inc 874,767
230,354 (d) Crown Finance US Inc 4,697,609
1,225 (d) Crown Finance US Inc 24,981
TOTAL CONSUMER SERVICES 5,597,357
HEALTH CARE EQUIPMENT & SERVICES - 0.1% (0.1% of Total Investments)
211,860 (c),(d) Millennium Health LLC 19,491
198,883 (c),(d) Millennium Health LLC 1,989
242,758 (d) Onex Carestream Finance LP 546,205
TOTAL HEALTH CARE EQUIPMENT & SERVICES 567,685
MATERIALS - 0.0% (0.0% of Total Investments)
89 LyondellBasell Industries NV, Class A 5,181
TOTAL MATERIALS 5,181
MEDIA & ENTERTAINMENT - 0.0% (0.0% of Total Investments)
10,159 (d) Catalina Marketing Corp 304,770
8 (d) Cumulus Media Inc, Class A 2
TOTAL MEDIA & ENTERTAINMENT 304,772
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0% (0.0% of Total
Investments)
39,129 (d) Bright Bidco BV 11,856
28,645 (d) Bright Bidco BV 8,680
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 20,536

Portfolio of Investments April 30, 2025
(continued)
JQC

SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES - 0.1% (0.1% of Total Investments)
40,461 (d) Avaya Inc $ 222,536
186,520 (d) Avaya Inc 1,025,860
TOTAL SOFTWARE & SERVICES 1,248,396
TOTAL COMMON STOCKS
(Cost $25,999,814) 7,745,640
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
265728213 CORPORATE BONDS - 32 .2% ( 21 .0 % of Total Investments) 265728213
AUTOMOBILES & COMPONENTS - 0.5% (0.3% of Total Investments)
$ 1,195,000 (b),(e) Clarios Global LP / Clarios US Finance Co 6 .250% 05/15/26 1,195,164
3,000,000 (e) Ford Motor Credit Co LLC 7 .200 06/10/30 3,088,649
TOTAL AUTOMOBILES & COMPONENTS 4,283,813
CAPITAL GOODS - 2.8% (1.8% of Total Investments)
2,000,000 (b) Chart Industries Inc 7 .500 01/01/30 2,074,977
2,000,000 (b) EMRLD Borrower LP / Emerald Co-Issuer Inc 6 .625 12/15/30 2,028,218
3,500,000 (b),(e) Husky Injection Molding Systems Ltd / Titan Co-Borrower LLC 9 .000 02/15/29 3,552,955
3,000,000 (b) Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6 .750 04/01/32 3,002,157
4,000,000 (b),(e) TK Elevator Holdco GmbH 7 .625 07/15/28 4,006,852
3,000,000 (b) TransDigm Inc 6 .000 01/15/33 2,993,780
2,963,000 (e) TransDigm Inc 4 .625 01/15/29 2,849,908
2,000,000 (b),(e) Windsor Holdings III LLC 8 .500 06/15/30 2,105,090
TOTAL CAPITAL GOODS 22,613,937
COMMERCIAL & PROFESSIONAL SERVICES - 1.8% (1.2% of Total Investments)
3,000,000 (b) Allied Universal Holdco LLC 7 .875 02/15/31 3,064,082
1,500,000 (b) Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas
Luxco 4 Sarl
4 .625 06/01/28 1,441,633
4,925,000 (b),(e) Boost Newco Borrower LLC 7 .500 01/15/31 5,197,136
2,650,000 (b),(e) Prime Security Services Borrower LLC / Prime Finance Inc 6 .250 01/15/28 2,647,816
2,500,000 (b),(e) Prime Security Services Borrower LLC / Prime Finance Inc 3 .375 08/31/27 2,384,461
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 14,735,128
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.2% (0.8% of Total
Investments)
3,900,000 (b),(e) Academy Ltd 6 .000 11/15/27 3,892,955
1,500,000 (b) Carvana Co, (cash 9.000%, PIK 13.000%) 9 .000 06/01/30 1,588,267
3,945,000 (b),(e) Michaels Cos Inc/The 7 .875 05/01/29 1,355,780
1,188,000 (b),(e) PetSmart Inc / PetSmart Finance Corp 4 .750 02/15/28 1,135,433
1,850,000 (b) Wand NewCo 3 Inc 7 .625 01/30/32 1,905,840
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 9,878,275
CONSUMER SERVICES - 1.6% (1.0% of Total Investments)
6,617,000 (b),(e) 1011778 BC ULC / New Red Finance Inc 4 .000 10/15/30 6,021,685
1,193,000 (b),(e) 1011778 BC ULC / New Red Finance Inc 3 .500 02/15/29 1,115,191
3,000,000 (b),(e) Caesars Entertainment Inc 6 .500 02/15/32 3,015,714
3,000,000 (b),(e) Merlin Entertainments Group US Holdings Inc 7 .375 02/15/31 2,794,111
TOTAL CONSUMER SERVICES 12,946,701
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.5% (0.3% of Total Investments)
4,000,000 (b),(e) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
4 .625 01/15/27 3,954,754
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,954,754
ENERGY - 1.7% (1.1% of Total Investments)
2,358,781 (b) Borr IHC Ltd / Borr Finance LLC 10 .000 11/15/28 2,006,143
5,000,000 (b),(e) DT Midstream Inc 4 .375 06/15/31 4,605,191
1,000,000 (b) eG Global Finance PLC 12 .000 11/30/28 1,099,833
2,000,000 (e) Expand Energy Corp 4 .750 02/01/32 1,876,445
3,201,000 (b),(e) Hilcorp Energy I LP / Hilcorp Finance Co 6 .250 11/01/28 3,097,481
1,201,000 (b),(e) MEG Energy Corp 5 .875 02/01/29 1,158,701
TOTAL ENERGY 13,843,794

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7% (0.5% of Total Investments)
$ 5,250,000 (e) American Tower Corp 2 .950% 01/15/51 $ 3,263,796
2,000,000 (e) Crown Castle Inc 2 .250 01/15/31 1,726,574
957,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10 .500 02/15/28 1,016,128
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 6,006,498
FINANCIAL SERVICES - 0.1% (0.1% of Total Investments)
1,000,000 (b),(e) LPL Holdings Inc 4 .625 11/15/27 995,377
TOTAL FINANCIAL SERVICES 995,377
HEALTH CARE EQUIPMENT & SERVICES - 2.2% (1.5% of Total Investments)
1,975,000 (b),(e) Mozart Debt Merger Sub Inc 3 .875 04/01/29 1,842,318
5,118,024 (b),(e) Radiology Partners Inc, (cash 4.275%, PIK 3.500%) 7 .775 01/31/29 5,007,731
5,710,250 (b) Team Health Holdings Inc, (cash 9.000%, PIK 4.500%) 9 .000 06/30/28 6,124,243
5,500,000 (e) Tenet Healthcare Corp 6 .125 10/01/28 5,486,846
TOTAL HEALTH CARE EQUIPMENT & SERVICES 18,461,138
INSURANCE - 1.5% (1.0% of Total Investments)
625,000 (b),(e) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4 .250 10/15/27 603,073
2,175,000 (b),(e) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .750 04/15/28 2,190,660
6,000,000 (b),(e) HUB International Ltd 7 .250 06/15/30 6,223,458
3,000,000 (b) Panther Escrow Issuer LLC 7 .125 06/01/31 3,073,485
TOTAL INSURANCE 12,090,676
MATERIALS - 2.5% (1.6% of Total Investments)
3,500,000 (b),(e) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
4 .000 09/01/29 3,046,428
6,425,000 (e) Ball Corp 6 .000 06/15/29 6,556,051
3,000,000 (b) Clydesdale Acquisition Holdings Inc 6 .875 01/15/30 3,048,137
4,000,000 (b),(e) Herens Holdco Sarl 4 .750 05/15/28 3,489,019
5,000,000 (b),(e) Novelis Corp 4 .750 01/30/30 4,649,431
TOTAL MATERIALS 20,789,066
MEDIA & ENTERTAINMENT - 2.9% (1.9% of Total Investments)
1,500,000 (b) Advantage Sales & Marketing Inc 6 .500 11/15/28 1,207,664
7,000,000 (e) Charter Communications Operating LLC / Charter
Communications Operating Capital
3 .500 03/01/42 4,696,613
3,220,000 (b) CSC Holdings LLC 5 .500 04/15/27 2,991,959
2,000,000 (b) CSC Holdings LLC 5 .375 02/01/28 1,747,774
1,000,000 (b) DISH Network Corp 11 .750 11/15/27 1,050,949
16,897 (b) iHeartCommunications Inc 9 .125 05/01/29 13,048
5,299,000 (b),(e) McGraw-Hill Education Inc 5 .750 08/01/28 5,190,944
2,000,000 (b) Virgin Media Secured Finance PLC 5 .500 05/15/29 1,925,627
6,006,000 (b),(e) VZ Secured Financing BV 5 .000 01/15/32 5,241,112
TOTAL MEDIA & ENTERTAINMENT 24,065,690
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3% (0.2% of Total
Investments)
2,000,000 (e) Amgen Inc 3 .150 02/21/40 1,513,833
1,500,000 (b),(e) Organon & Co / Organon Foreign Debt Co-Issuer BV 5 .125 04/30/31 1,259,027
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,772,860
SOFTWARE & SERVICES - 1.3% (0.9% of Total Investments)
1,185,000 (b) Open Text Holdings Inc 4 .125 12/01/31 1,059,755
3,666,485 (b) Rackspace Finance LLC 3 .500 05/15/28 1,305,169
6,750,000 (b),(e) Rocket Software Inc 9 .000 11/28/28 6,954,808
1,500,000 (b),(e) SS&C Technologies Inc 5 .500 09/30/27 1,492,604
TOTAL SOFTWARE & SERVICES 10,812,336
TECHNOLOGY HARDWARE & EQUIPMENT - 0.3% (0.2% of Total Investments)
1,503,000 (b),(e) CommScope LLC 4 .750 09/01/29 1,326,587
1,250,000 (b) CommScope Technologies LLC 5 .000 03/15/27 1,087,776
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,414,363
TELECOMMUNICATION SERVICES - 7.7% (5.0% of Total Investments)
2,000,000 (e) Frontier Communications Holdings LLC 5 .875 11/01/29 2,001,002
6,313,000 (b),(e) Frontier Communications Holdings LLC 5 .875 10/15/27 6,305,860
1,978,000 (b),(e) Frontier Communications Holdings LLC 6 .000 01/15/30 1,985,010
1,500,000 (b) Frontier Communications Holdings LLC 8 .625 03/15/31 1,590,766
1,500,000 (b),(e) Iliad Holding SASU 7 .000 10/15/28 1,518,288

Portfolio of Investments April 30, 2025
(continued)
JQC

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES (continued)
$ 13,419,000 (b) Level 3 Financing Inc 10 .500% 05/15/30 $ 14,506,870
1,000,000 (b) Level 3 Financing Inc 4 .875 06/15/29 872,500
3,250,000 (b) Level 3 Financing Inc 4 .000 04/15/31 2,535,780
1,000,000 (b) Lumen Technologies Inc 10 .000 10/15/32 997,500
4,000,000 (e) T-Mobile USA Inc 3 .500 04/15/31 3,716,053
5,180,000 (b),(e) Vmed O2 UK Financing I PLC 4 .250 01/31/31 4,519,282
15,089,000 (b),(e) Zayo Group Holdings Inc 4 .000 03/01/27 13,896,835
10,000,000 (b),(e) Ziggo BV 4 .875 01/15/30 9,206,436
TOTAL TELECOMMUNICATION SERVICES 63,652,182
TRANSPORTATION - 0.7% (0.4% of Total Investments)
1,975,000 (e) Delta Air Lines Inc 3 .750 10/28/29 1,833,044
2,250,000 (b),(e) Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd
6 .500 06/20/27 2,257,051
1,623,000 (b),(e) United Airlines Inc 4 .625 04/15/29 1,524,498
TOTAL TRANSPORTATION 5,614,593
UTILITIES - 1.9% (1.2% of Total Investments)
1,940,000 (e) Pacific Gas and Electric Co 4 .550 07/01/30 1,881,839
2,000,000 (e) Pacific Gas and Electric Co 4 .500 07/01/40 1,658,189
6,318,000 (e) PG&E Corp 5 .000 07/01/28 6,162,664
3,000,000 (e) PG&E Corp 5 .250 07/01/30 2,890,444
3,000,000 (b) Talen Energy Supply LLC 8 .625 06/01/30 3,203,896
TOTAL UTILITIES 15,797,032
TOTAL CORPORATE BONDS
(Cost $260,839,807) 265,728,213
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
880582103 VARIABLE RATE SENIOR LOAN INTERESTS - 106 .6% ( 69 .7 % of Total Investments) 880582103
AUTOMOBILES & COMPONENTS - 0.9% (0.6% of Total Investments)
3,917,427 (a) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6 .822 05/06/30 3,851,320
1,875,000 (a) Clarios Global LP, Term Loan B, (TSFR1M + 2.750%) 7 .072 01/28/32 1,841,409
1,532,000 (a),(f) DexKo Global Inc., Term Loan B, (TSFR1M + 3.750%) 8 .186 10/04/28 1,418,441
TOTAL AUTOMOBILES & COMPONENTS 7,111,170
CAPITAL GOODS - 8.7% (5.7% of Total Investments)
1,282,886 (a) ACProducts, Inc., Term Loan B, (TSFR3M + 4.250%) 8 .811 05/17/28 872,722
134,615 (a),(g) Air Comm Corporation, LLC, Delayed Draw Term Loan 1 .000 12/11/31 133,522
1,615,385 (a) Air Comm Corporation, LLC, Term Loan, (TSFR1M + 3.000%) 7 .321 12/11/31 1,602,260
4,120,000 (a),(e) Ali Group North America Corporation, Term Loan B, (TSFR1M +
2.000%)
6 .436 07/23/29 4,133,390
1,465,862 (a) Archkey Solutions LLC, Term Loan B, (TSFR3M + 4.750%) 9 .033 11/03/31 1,464,030
995,000 (a) Azorra Soar TLB Finance Ltd, Term Loan B, (TSFR3M + 3.500%) 7 .799 10/18/29 993,756
1,667,000 (a) Barnes Group Inc, Term Loan B, (TSFR1M + 3.000%) 7 .320 01/27/32 1,644,912
1,517,627 (a) Centuri Group, Inc, Term Loan B, (TSFR1M + 2.500%) 6 .935 08/28/28 1,519,250
5,104,778 (a) Chamberlain Group Inc, Term Loan B, (TSFR1M + 3.250%) 7 .672 11/03/28 5,051,842
1,240,988 (a) Chart Industries, Inc., Term Loan B, (TSFR3M + 2.500%) 6 .788 03/18/30 1,238,277
705,173 (a) Conair Holdings, LLC, Term Loan B, (TSFR1M + 3.750%) 8 .186 05/17/28 373,742
7,655,661 (a) Core & Main LP, Term Loan B, (TSFR6M + 2.000%) 6 .270 07/27/28 7,665,231
1,542,080 (a),(f) Cornerstone Building Brands, Inc., Term Loan B, (TSFR1M +
3.250%)
7 .672 04/12/28 1,354,671
1,950,200 (a) Gates Global LLC, Term Loan B5, (TSFR1M + 1.750%) 6 .072 06/04/31 1,936,948
431,034 (a),(g) Kaman Corporation, Delayed Draw Term Loan 1 .000 02/26/32 425,302
4,568,966 (a) Kaman Corporation, Term Loan B, (TSFR3M + TSFR6M +
2.750%)
7 .047 02/26/32 4,508,198
1,983,335 (a) Madison IAQ LLC, Term Loan, (TSFR6M + 2.500%) 6 .762 06/21/28 1,968,093
805,950 (a) Madison Safety & Flow LLC, Term Loan B, (TSFR1M + 2.750%) 7 .072 09/26/31 800,913
406,000 (a) Minimax Viking GmbH, Term Loan B, (TSFR1M + 2.250%) 6 .572 03/17/32 404,985
250,000 (a),(h) Oregon Tool Lux LP, (TBD) TBD TBD 250,860
2,149,000 (a) Quikrete Holdings, Inc., Term Loan B, (TSFR1M + 2.250%) 6 .572 01/31/32 2,109,555
9,059,206 (a) Quikrete Holdings, Inc., Term Loan B1, (TSFR1M + 2.250%) 6 .572 04/14/31 8,902,980
3,090,000 (a),(h) QXO Inc, (TBD) TBD TBD 3,090,556
1,056,818 (a),(f) Titan Acquisition Limited, Term Loan B, (TSFR6M + 4.500%) 8 .724 02/15/29 1,036,627
7,563,669 (a) TK Elevator Midco GmbH, Term Loan B, (TSFR3M + 3.000%) 7 .237 04/30/30 7,543,361

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS (continued)
$ 1,230,815 (a) TransDigm, Inc., Term Loan, (TSFR3M + 2.500%) 6 .799% 01/20/32 $ 1,219,725
7,080,324 (a) TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%) 6 .799 02/28/31 7,018,689
1,920,700 (a) TransDigm, Inc., Term Loan K, (TSFR3M + 2.750%) 7 .049 03/22/30 1,918,981
622,396 (a) Victory Buyer LLC, Term Loan, (TSFR1M + 3.750%) 8 .186 11/20/28 603,920
TOTAL CAPITAL GOODS 71,787,298
COMMERCIAL & PROFESSIONAL SERVICES - 5.4% (3.5% of Total Investments)
5,237,066 (a) Allied Universal Holdco LLC, Incremental Term Loan B, (TSFR1M
+ 3.750%)
8 .172 05/15/28 5,238,061
1,451,363 (a) Amentum Government Services Holdings LLC, Term Loan B,
(TSFR1M + 2.250%)
6 .572 09/29/31 1,436,174
1,606,666 (a) Anticimex International AB, Term Loan B1, (SOFR90A + 3.150%) 7 .490 11/16/28 1,598,633
1,371,015 (a) Anticimex International AB, Term Loan B6, (SOFR90A + 3.400%) 7 .740 11/16/28 1,369,726
169,138 (a),(g) Archkey Solutions LLC, Delayed Draw Term Loan B 4 .750 11/03/31 168,927
621,108 (a) CHG Healthcare Services Inc., Term Loan B1, (TSFR3M +
3.000%)
7 .306 09/29/28 620,157
3,343,775 (a) Creative Artists Agency, LLC , First Lien Term Loan B, (TSFR1M +
2.750%)
7 .072 10/01/31 3,332,724
1,149,448 (a) Dun & Bradstreet Corporation (The), Term Loan, (TSFR1M +
2.250%)
6 .570 01/18/29 1,147,293
2,039,549 (a) Ensemble RCM, LLC, Term Loan B, (TSFR3M + 3.000%) 7 .280 08/01/29 2,040,385
1,246,875 (a) First Advantage Holdings, LLC, Term Loan B, (TSFR1M +
3.250%)
7 .572 10/31/31 1,239,861
9,158,999 (a) Garda World Security Corporation, Term Loan B, (TSFR1M +
3.000%)
7 .292 02/01/29 9,094,886
800,000 (a) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.500%) 6 .819 03/03/32 791,000
1,563,207 (a) OMNIA Partners LLC, Term Loan B, (TSFR3M + 2.750%) 7 .033 07/25/30 1,558,971
1,497,484 (a) Prime Security Services Borrower, LLC, First Lien Term Loan B,
(TSFR1M + 2.000%)
6 .319 10/15/30 1,493,149
2,171,491 (a) Reworld Holding Corp, Term Loan B, (TSFR1M + 2.250%) 6 .579 11/30/28 2,165,607
167,247 (a) Reworld Holding Corp, Term Loan C, (TSFR1M + 2.250%) 6 .579 11/30/28 166,794
1,647,873 (a) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 8 .530 04/12/27 1,196,257
855,000 (a) WIN Waste Innovations Holdings, Inc., Incremental Term Loan,
(TSFR1M + 3.750%)
8 .186 03/27/28 855,000
7,450,042 (a) WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M +
2.750%)
7 .186 03/27/28 7,368,240
1,721,350 (a) XPLOR T1 LLC, Term Loan B, (TSFR3M + 3.500%) 7 .799 06/24/31 1,721,350
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 44,603,195
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.1% (2.7% of Total
Investments)
385,000 (a) Academy, Ltd., Term Loan, (TSFR1M + 3.750%) 8 .188 11/08/27 384,197
2,634,760 (a) Belron Finance LLC, Term Loan B, (TSFR3M + 2.750%) 7 .052 10/16/31 2,631,835
4,561,545 (a) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.500%) 6 .780 11/08/32 4,543,184
124,313 (a) Driven Holdings, LLC, Term Loan B, (TSFR1M + 3.000%) 7 .436 12/18/28 123,924
717,526 (a) Gulfside Supply Inc, Term Loan B, (TSFR3M + 3.000%) 7 .299 06/17/31 713,041
1,124,350 (a) Johnstone Supply LLC, Term Loan B, (TSFR1M + 2.500%) 6 .820 06/09/31 1,116,969
620,313 (a) LBM Acquisition LLC, Incremental Term Loan B, (TSFR1M +
3.750%)
8 .179 06/06/31 589,039
2,468,109 (a) LBM Acquisition LLC, Term Loan B, (TSFR1M + 3.750%) 8 .172 12/20/27 2,439,677
1,053,057 (a) Les Schwab Tire Centers, Term Loan B, (TSFR1M + TSFR3M +
2.500%)
6 .817 04/23/31 1,046,808
500,930 (a) Mister Car Wash Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6 .822 03/27/31 498,192
1,794,000 (a),(f) Petco Health and Wellness Company, Inc., Term Loan B,
(TSFR3M + 3.250%)
7 .811 03/06/28 1,570,701
10,869,906 (a),(e) PetSmart, Inc., Term Loan B, (TSFR1M + 3.750%) 8 .172 02/14/28 10,745,337
2,721,880 (a) Restoration Hardware, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .936 10/20/28 2,533,730
3,531,226 (a) Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M + 2.500%) 6 .822 01/30/31 3,488,075
1,162,087 (a) White Cap Buyer LLC, Term Loan B, (TSFR1M + 3.250%) 7 .575 10/31/29 1,135,633
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 33,560,342

Portfolio of Investments April 30, 2025
(continued)
JQC

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DURABLES & APPAREL - 3.7% (2.4% of Total Investments)
$ 3,564,944 (a) ABG Intermediate Holdings 2 LLC, First Lien Term Loan B,
(TSFR1M + 2.250%)
6 .572% 12/21/28 $ 3,505,463
7,988,505 (a) AI Aqua Merger Sub, Inc., First Lien Term Loan B, (TSFR1M +
3.000%)
7 .319 07/31/28 7,906,702
7,206,918 (a) Hayward Industries, Inc., Term Loan, (TSFR1M + 2.500%) 6 .936 05/30/28 7,190,414
6,227 (a) Serta Simmons Bedding, LLC, New Term Loan, (TSFR3M +
7.500%)
11 .914 06/29/28 5,712
916,245 (a) SRAM, LLC , Term Loan B, (TSFR1M + 2.250%) 6 .570 02/27/32 891,049
2,244,375 (a) Tempur Sealy International Inc., Term Loan B, (SOFR30A +
2.500%)
6 .780 10/24/31 2,242,692
2,627,500 (a) Topgolf Callaway Brands Corp., Term Loan B, (TSFR1M +
3.000%)
7 .322 03/18/30 2,481,897
1,745,000 (a) Varsity Brands, Inc., Term Loan, (TSFR3M + 3.500%) 7 .819 08/26/31 1,719,375
153,811 (a) Weber-Stephen Products LLC, Incremental Term Loan B,
(TSFR1M + 4.250%)
8 .672 10/29/27 144,134
3,051,153 (a),(f) Weber-Stephen Products LLC, Term Loan B, (TSFR1M + 3.250%) 7 .686 10/29/27 2,873,805
1,510,000 (a) WH Borrower, LLC, Term Loan B, (TSFR3M + 4.750%) 9 .072 02/20/32 1,455,262
TOTAL CONSUMER DURABLES & APPAREL 30,416,505
CONSUMER SERVICES - 12.9% (8.4% of Total Investments)
8,493,171 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M +
1.750%)
6 .072 09/23/30 8,426,160
818,828 (a) Allwyn Entertainment Financing US LLC, Term Loan B, (TSFR3M
+ 2.000%)
6 .230 06/11/31 809,272
4,325,235 (a) Alterra Mountain Company, Term Loan B, (TSFR1M + 2.750%) 7 .072 08/17/28 4,330,641
987,544 (a) Alterra Mountain Company, Term Loan B7, (TSFR1M + 3.000%) 7 .322 05/31/30 990,013
3,803,794 (a) Caesars Entertainment Inc., Term Loan B, (TSFR3M + 2.250%) 6 .563 02/06/30 3,760,050
1,918,125 (a) Caesars Entertainment Inc., Term Loan B1, (TSFR3M + 2.250%) 6 .563 02/06/31 1,891,751
1,627,601 (a) Carnival Corporation, Term Loan (2027), (TSFR1M + 2.000%) 6 .329 08/09/27 1,631,678
1,700,243 (a) Carnival Corporation, Term Loan (2028), (TSFR1M + 2.000%) 6 .329 10/18/28 1,698,653
1,445,000 (a) Catawba Nation Gaming Authority, Term Loan B, (TSFR3M +
4.750%)
9 .053 03/29/32 1,438,982
3,255,334 (a) Churchill Downs Incorporated, Incremental Term Loan B1,
(TSFR1M + 1.750%)
6 .072 03/17/28 3,243,127
1,960,249 (a) Cinemark USA, Inc., Term Loan B, (TSFR1M + TSFR3M + 2.750%) 7 .060 05/24/30 1,960,661
5,853,213 (a) ClubCorp Holdings, Inc., Term Loan B2, (TSFR3M + 5.000%) 9 .561 09/18/26 5,867,846
4,892,737 (a) Crown Finance US, Inc., Term Loan B, (TSFR1M + 5.250%) 9 .569 12/02/31 4,859,883
2,456,668 (a) Delta 2 (LUX) S.a.r.l., Term Loan B1, (TSFR3M + 2.000%) 6 .299 09/19/31 2,450,539
1,228,332 (a),(h) Delta 2 Lux Sarl, (TBD) TBD TBD 1,225,267
10,330,553 (a) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.500%) 7 .822 01/29/29 10,088,457
9,875,000 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 6 .049 11/29/30 9,748,501
1,614,140 (a) GBT US III LLC, Term Loan B, (TSFR3M + 2.500%) 6 .783 07/28/31 1,601,138
3,083,036 (a) GVC Holdings (Gibraltar) Limited, Term Loan B3, (TSFR3M +
2.750%)
7 .053 10/31/29 3,085,595
3,231,412 (a) Hilton Domestic Operating Company, Inc., Term Loan B4,
(TSFR1M + 1.750%)
6 .077 11/08/30 3,225,434
1,238,502 (a) Hilton Grand Vacations Borrower LLC, Term Loan B, (TSFR1M +
2.000%)
6 .322 08/02/28 1,218,475
10,133,011 (a) IRB Holding Corp, First Lien Term Loan B, (TSFR1M + 2.500%) 6 .822 12/15/27 10,070,490
4,643,718 (a) Light and Wonder International, Inc., Term Loan B2, (TSFR1M +
2.250%)
6 .570 04/16/29 4,645,668
1,655,881 (a) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7 .799 11/30/29 1,569,295
1,805,203 (a) PENN Entertainment, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .822 05/03/29 1,801,936
2,601,450 (a) PG Investment Company 59 S.a r.l., Term Loan B, (TSFR3M +
3.000%)
7 .299 03/24/31 2,597,548
6,294,361 (a) Scientific Games Holdings LP, Term Loan B, (TSFR3M + 3.000%) 7 .285 04/04/29 6,247,153
2,997,272 (a) SeaWorld Parks & Entertainment, Inc., Term Loan B3, (TSFR1M
+ 2.000%)
6 .322 12/04/31 2,967,299
3,396,712 (a) Spin Holdco Inc., Term Loan, (TSFR3M + 4.000%) 8 .562 03/06/28 2,793,541
TOTAL CONSUMER SERVICES 106,245,053

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.6% (1.0% of Total Investments)
$ 2,170,364 (a) EG Group Limited, Term Loan B, (TSFR3M + 4.250%) 8 .563% 02/07/28 $ 2,174,238
997,500 (a) Epic Crude Services, LP, Term Loan B, (TSFR3M + 3.000%) 7 .256 10/15/31 997,680
4,062,135 (a) Freeport LNG Investments, LLLP, Term Loan A, (TSFR3M +
3.000%)
7 .531 11/16/26 4,039,936
2,894,873 (a) Oryx Midstream Services Permian Basin LLC, Term Loan B,
(TSFR1M + 2.250%)
6 .573 10/05/28 2,872,713
2,902,500 (a) TransMontaigne Operating Company L.P., Term Loan B,
(TSFR1M + 3.250%)
7 .572 11/17/28 2,903,022
TOTAL ENERGY 12,987,589
FINANCIAL SERVICES - 0.7% (0.5% of Total Investments)
678,202 (a) AqGen Island Holdings, Inc., Term Loan B, (TSFR1M + 3.000%) 7 .322 08/02/28 675,659
410,596 (a) Aragorn Parent Corporation, Term Loan, (TSFR1M + 4.250%) 8 .570 12/15/28 411,725
1,375,000 (a) Dechra Pharmaceuticals Holdings Ltd, Term Loan B, (TSFR6M +
3.250%)
7 .542 01/27/32 1,364,261
3,020,507 (a),(c),(i) Ditech Holding Corporation, Term Loan 0 .000 06/30/26 302
537,303 (a) Kestra Advisor Services Holdings A, Inc., Repriced Term Loan,
(TSFR1M + 3.000%)
7 .322 03/24/31 533,274
2,899,780 (a) Trans Union, LLC, Term Loan B8, (TSFR1M + 1.750%) 6 .072 06/24/31 2,885,048
TOTAL FINANCIAL SERVICES 5,870,269
FOOD, BEVERAGE & TOBACCO - 2.2% (1.4% of Total Investments)
2,654,121 (a) 8th Avenue Food & Provisions, Inc., First Lien Term Loan,
(TSFR1M + 3.750%)
8 .186 10/01/25 2,521,415
177,245 (a) 8th Avenue Food & Provisions, Inc., Incremental Term Loan,
(TSFR1M + 4.750%)
9 .186 10/01/25 166,610
1,697,043 (a) CHG PPC Parent LLC, Term Loan, (TSFR1M + 3.000%) 7 .436 12/08/28 1,697,043
771,287 (a) City Brewing Company, LLC, First Out New Money Term Loan,
(TSFR3M + 6.250%)
10 .506 04/05/28 296,946
2,018,309 (a) City Brewing Company, LLC, FLFO Roll Up Term Loan, (TSFR3M
+ 3.500%)
8 .018 04/05/28 797,232
200,747 (a) City Brewing Company, LLC, PIK Super Priority Term Loan,
(TSFR3M + 9.000%)
13 .580 01/03/26 185,691
1,915,000 (a) Froneri Lux Finco Sarl, Term Loan B4, (TSFR6M + 2.000%) 6 .237 09/30/31 1,903,912
4,766,103 (a) Pegasus BidCo BV, Term Loan B, (TSFR3M + 3.250%) 7 .573 07/12/29 4,763,124
64,655 (a),(g) Sauer Brands Inc, Delayed Draw Term Loan 0 .000 02/19/32 64,504
685,345 (a) Sauer Brands Inc, Term Loan B, (TSFR1M + 3.250%) 7 .572 02/19/32 683,738
1,514,700 (a) Sycamore Buyer LLC, Term Loan B, (TSFR1M + 2.250%) 6 .684 07/23/29 1,513,443
3,269,371 (a) Triton Water Holdings, Inc, Term Loan B, (TSFR3M + 2.250%) 6 .549 03/31/28 3,248,528
TOTAL FOOD, BEVERAGE & TOBACCO 17,842,186
HEALTH CARE EQUIPMENT & SERVICES - 14.7% (9.6% of Total Investments)
888,750 (a) ADMI Corp., Term Loan B5, (TSFR1M + 5.750%) 10 .072 12/23/27 878,383
4,319,444 (a) AHP Health Partners, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .072 08/24/28 4,323,483
14,497,465 (a) Bausch & Lomb Corporation, Term Loan, (TSFR1M + 3.250%) 7 .670 05/10/27 14,351,621
2,805,622 (a) Element Materials Technology Group US Holdings Inc., Term
Loan, (TSFR3M + 3.750%)
8 .049 06/25/29 2,801,232
1,667,409 (a) EyeCare Partners, LLC, Second Out Term Loan B, (TSFR3M +
TSFR6M + 2.958%), (cash 5.227%, PIK 3.610%)
4 .014 11/30/28 1,295,718
4,215,764 (a) Gainwell Acquisition Corp., Term Loan B, (TSFR3M + 4.000%) 8 .399 10/01/27 3,933,181
12,522,248 (a) Global Medical Response, Inc., PIK Term Loan, (TSFR1M +
5.500%)
9 .822 10/02/28 12,524,815
2,073,803 (a) MedAssets Software Intermediate Holdings, Inc., First Out Term
Loan, (TSFR1M + 4.000%)
8 .320 12/18/28 2,004,465
21,474,172 (a),(f) Medline Borrower, LP, Add-on Term Loan B, (TSFR1M + 2.250%) 6 .572 10/23/28 21,354,453
4,324,184 (a) National Mentor Holdings, Inc., Term Loan, (TSFR1M + TSFR3M
+ 3.750%)
8 .160 03/02/28 4,135,909
147,516 (a) National Mentor Holdings, Inc., Term Loan C, (TSFR3M +
3.750%)
8 .149 03/02/28 141,093
3,258,063 (a) Onex TSG Intermediate Corp., Term Loan B, (TSFR1M + 4.750%) 9 .186 02/28/28 3,257,052
3,860,000 (a),(h) OPAL US LLC, (TBD) TBD TBD 3,833,482
534,600 (a) Pacific Dental Services, LLC, Term Loan B, (TSFR1M + 2.750%) 7 .074 03/17/31 530,633
13,928,475 (a) Parexel International Corporation, Term Loan B, (TSFR1M +
2.500%)
6 .822 11/15/28 13,866,702
10,407,431 (a) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%) 6 .822 02/21/31 10,351,751

Portfolio of Investments April 30, 2025
(continued)
JQC

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
$ 2,122,593 (a) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 6 .322% 12/03/31 $ 2,121,935
271,000 (a) Sound Inpatient Physicians, Tranche A Term Loan (First Out),
(TSFR3M + 3.250%), (cash 10.061%, PIK 1.000%)
5 .530 06/28/28 281,332
2,161,687 (a) Sound Inpatient Physicians, Tranche B Term Loan (Second Out),
(TSFR3M + 2.500%), (cash 8.090%, PIK 1.500%)
4 .780 06/28/28 1,967,135
1,300,000 (a),(h) Star Parent, Inc., Term Loan B, (TBD) TBD TBD 1,260,194
11,772,917 (a) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .070 12/19/30 11,754,552
2,435,070 (a) Team Health Holdings, Inc., Term Loan B, (TSFR3M + 5.250%) 9 .530 03/02/27 2,376,336
2,327,766 (a) Viant Medical Holdings, Inc., Term Loan B, (TSFR1M + 4.000%) 8 .322 10/29/31 2,330,920
TOTAL HEALTH CARE EQUIPMENT & SERVICES 121,676,377
HOUSEHOLD & PERSONAL PRODUCTS - 0.1% (0.0% of Total Investments)
576,000 (a),(h) VC GB Holdings I Corp., First Lien Term Loan, (TBD) TBD TBD 551,252
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 551,252
INSURANCE - 9.1% (5.9% of Total Investments)
13,272,166 (a) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 7 .322 11/06/30 13,147,805
9,971,562 (a) Alliant Holdings Intermediate, LLC, Term Loan B6, (TSFR1M +
2.750%)
7 .073 09/19/31 9,913,926
2,024,925 (a) AmWINS Group, Inc., Term Loan B, (TSFR1M + 2.250%) 6 .572 01/30/32 2,017,180
4,158,000 (a) AssuredPartners, Inc., Incremental Term Loan B5, (TSFR1M +
3.500%)
7 .822 02/14/31 4,162,990
1,531,000 (a),(h) Asurion LLC, 2nd Lien Term Loan B3, (TBD) TBD TBD 1,435,037
165,886 (a) Asurion LLC, Term Loan B11, (TSFR1M + 4.250%) 8 .672 08/21/28 161,236
4,043,641 (a) Asurion LLC, Term Loan B8, (TSFR1M + 3.250%) 7 .686 12/23/26 4,017,721
3,069,803 (a) Asurion LLC, Term Loan B9, (TSFR1M + 3.250%) 7 .686 07/30/27 3,007,993
12,591,317 (a),(f) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 3.000%) 7 .322 06/16/31 12,547,814
8,339,751 (a) HUB International Limited, Term Loan B, (TSFR3M + 2.500%) 6 .769 06/20/30 8,295,884
240,024 (a) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.250%) 6 .572 09/15/31 239,499
4,156,182 (a) Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR3M + 3.000%)
7 .313 07/31/31 4,141,573
4,888,669 (a) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M + 2.750%) 7 .049 05/06/31 4,841,836
822,538 (a) USI, Inc., Term Loan C, (TSFR3M + 2.250%) 6 .549 09/27/30 818,425
6,385,958 (a) USI, Inc., Term Loan D, (TSFR3M + 2.250%) 6 .549 11/23/29 6,354,603
TOTAL INSURANCE 75,103,522
MATERIALS - 5.0% (3.3% of Total Investments)
783,140 (a) Arsenal AIC Parent LLC, Term Loan B, (TSFR1M + 2.750%) 7 .072 08/19/30 773,938
537,303 (a) Berlin Packaging LLC, Term Loan B7, (TSFR1M + TSFR3M +
3.500%)
7 .811 06/09/31 534,243
128,866 (a),(g) Clydesdale Acquisition Holdings Inc, Delayed Draw Term Loan,
(N/A + TSFR3M + 1.625%)
3 .740 03/29/32 127,981
7,371,134 (a) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR3M +
3.250%)
7 .492 03/29/32 7,320,494
819,155 (a) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.175%)
7 .497 04/13/29 814,498
1,357,000 (a) CPC Acquisition Corp, Term Loan, (TSFR3M + 3.750%) 8 .311 12/29/27 1,159,387
4,612,233 (a) Discovery Purchaser Corporation, Term Loan, (TSFR3M +
3.750%)
8 .022 10/04/29 4,593,784
491,822 (a) ECO Services Operations Corp, Term Loan B, (TSFR3M +
2.000%)
6 .280 06/12/31 484,752
1,595,000 (a) Fortis 333, Inc., Term Loan B, (TSFR3M + 3.500%) 7 .803 04/02/32 1,565,094
2,585,573 (a) INEOS Quattro Holdings UK Ltd, First Lien Term Loan B,
(TSFR1M + 4.250%)
8 .672 03/29/29 2,223,593
579,725 (a) INEOS Quattro Holdings UK Ltd, Term Loan, (TSFR1M + 3.750%) 8 .172 03/01/30 492,766
940,000 (a) INEOS Quattro Holdings UK Ltd, Term Loan B, (TSFR1M +
4.250%)
8 .572 10/07/31 794,300
761,804 (a),(f) Ineos US Finance LLC, First Lien Term Loan B, (TSFR1M +
3.000%)
7 .322 02/07/31 706,890
1,656,070 (a) Ineos US Finance LLC, Term Loan B, (TSFR1M + 3.250%) 7 .572 02/19/30 1,554,222
3,209,403 (a) Klockner-Pentaplast of America, Inc., Term Loan B, (TSFR6M +
4.725%)
9 .227 02/09/26 2,903,707
298,000 (a) Knife River HoldCo, Term Loan, (TSFR3M + 2.000%) 6 .292 03/08/32 298,373
1,191,093 (a) Lonza Group AG, Term Loan B, (TSFR3M + 3.925%) 8 .324 07/03/28 1,092,828
5,186,293 (a) Nouryon Finance B.V., Term Loan B1, (TSFR3M + 3.250%) 7 .553 04/03/28 5,160,361

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS (continued)
$ 478,959 (a) Nouryon Finance B.V., Term Loan B2, (TSFR3M + 3.250%) 7 .554% 04/03/28 $ 476,564
443,841 (a) Plaze, Inc., Incremental Term Loan, (TSFR1M + 3.750%) 8 .186 08/03/26 415,389
534,600 (a) SupplyOne, Inc, Term Loan B, (TSFR1M + 3.750%) 8 .072 04/21/31 532,261
5,995,806 (a) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 7 .686 03/03/28 5,922,028
494,375 (a),(f) Tronox Finance LLC, Term Loan B1, (TSFR3M + 2.250%) 6 .549 04/04/29 466,875
98,077 (a),(g) USALCO, LLC, Delayed Draw Term Loan 1 .000 09/30/31 98,036
949,543 (a) USALCO, LLC, Term Loan B, (TSFR3M + 4.000%) 8 .299 09/30/31 949,144
TOTAL MATERIALS 41,461,508
MEDIA & ENTERTAINMENT - 3.8% (2.5% of Total Investments)
2,611,285 (a) Advantage Sales & Marketing, Inc., Term Loan, (TSFR3M +
4.250%)
8 .789 10/28/27 2,311,118
4,918,632 (a),(f) AMC Entertainment Holdings, Inc. , Term Loan, (TSFR1M +
7.000%)
11 .320 01/04/29 4,856,141
940,345 (a) Cable One, Inc., Term Loan B4, (TSFR1M + 2.000%) 6 .436 05/03/28 922,126
2,188,490 (a) Cengage Learning, Inc., First Lien Term Loan B, (TSFR1M +
TSFR3M + 3.500%)
7 .826 03/24/31 2,182,023
384,110 (a) Checkout Holding Corp., Exit Term Loan, (TSFR3M + 9.500%) 13 .769 05/24/30 370,666
4,345,965 (a) Clear Channel Outdoor Holdings, Inc., Term Loan, (TSFR1M +
4.000%)
8 .436 08/23/28 4,227,537
1,385,747 (a) CMG Media Corporation, Term Loan, (TSFR3M + 3.500%) 7 .899 06/18/29 1,312,780
2,512,402 (a) CSC Holdings, LLC, Term Loan B5, (Prime + 1.500%) 9 .000 04/15/27 2,424,305
4,658,455 (a) CSC Holdings, LLC, Term Loan B6, (TSFR1M + 4.500%) 8 .822 01/18/28 4,544,579
960,671 (a),(e) DirecTV Financing, LLC, Term Loan, (TSFR3M + 5.000%) 9 .541 08/02/27 961,915
2,996,836 (a) McGraw-Hill Global Education Holdings, LLC, Term Loan B,
(TSFR1M + 3.250%)
7 .572 08/06/31 2,993,359
399,437 (a) Mission Broadcasting, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .938 06/02/28 397,252
886,004 (a) Nexstar Broadcasting, Inc., Term Loan B4, (TSFR1M + 2.500%) 6 .936 09/18/26 887,249
1,764,100 (a) Planet US Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 7 .319 02/10/31 1,757,264
721,941 (a) Project Ruby Ultimate Parent Corp., Term Loan B, (TSFR1M +
3.000%)
7 .436 03/10/28 720,266
815,432 (a) Red Ventures, LLC, Term Loan B, (TSFR1M + 2.750%) 7 .075 03/04/30 793,416
217,000 (a) Virgin Media Bristol LLC, Term Loan Y, (TSFR6M + 3.175%) 7 .373 03/31/31 211,353
TOTAL MEDIA & ENTERTAINMENT 31,873,349
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2% (0.8% of Total
Investments)
7,145,506 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M +
2.250%)
6 .572 05/05/28 7,130,179
1,492,742 (a) Organon & Co, Term Loan, (TSFR1M + 2.250%) 6 .570 05/19/31 1,433,032
1,145,356 (a) Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%) 6 .322 04/20/29 1,144,881
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 9,708,092
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1% (0.7% of Total Investments)
2,347,197 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B1,
(TSFR1M + 2.750%)
7 .072 01/31/30 2,339,862
2,431,250 (a) Cushman & Wakefield U.S. Borrower, LLC, Tranche 2 Incremental
Term Loan, (TSFR1M + 3.250%)
7 .572 01/31/30 2,435,310
4,283,000 (a),(f) Forest City Enterprises, L.P., Term Loan B, (TSFR1M + 3.500%) 7 .936 12/08/25 4,132,495
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 8,907,667
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2% (0.2% of Total
Investments)
1,875,000 (a) Instructure Holdings, Inc., Term Loan, (TSFR3M + 3.000%) 7 .315 11/13/31 1,866,947
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,866,947
SOFTWARE & SERVICES - 20.5% (13.4% of Total Investments)
1,556,413 (a) Ahead DB Holdings, LLC, Term Loan B3, (TSFR3M + 3.000%) 7 .299 02/03/31 1,548,389
1,031,711 (a) Apttus Corporation, Term Loan B, (TSFR3M + 3.500%) 7 .780 05/08/28 1,033,971
1,250,000 (a),(h) Asurion LLC, Term Loan B4, Second Lien, (TBD) TBD TBD 1,151,562
2,955,000 (a) Avalara, Inc, Term Loan B, (TSFR3M + 3.250%) 7 .553 03/29/32 2,943,003
8,455,465 (a) Avaya, Inc., Exit Term Loan, (TSFR1M + 3.750%), (cash 11.822%,
PIK 7.500%)
5 .911 08/01/28 6,635,764
2,674,099 (a) Axalta Coating Systems U.S. Holdings, Inc., Term Loan B,
(TSFR3M + 1.750%)
6 .049 12/20/29 2,677,161
2,450,000 (a) BCPE Pequod Buyer Inc, Term Loan B, (TSFR1M + 3.500%) 7 .822 11/25/31 2,445,921
9,547,072 (a) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.000%) 6 .299 01/31/31 9,539,101

Portfolio of Investments April 30, 2025
(continued)
JQC

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES (continued)
$ 10,824,097 (a) Boxer Parent Company Inc., Term Loan B, (TSFR1M + 3.000%) 7 .322% 07/30/31 $ 10,626,666
1,115,860 (a) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 7 .072 01/31/31 1,103,307
982,089 (a) CCC Intelligent Solutions Inc., Term Loan, (TSFR1M + 2.000%) 6 .322 01/23/32 982,089
2,625,000 (a) Cotiviti Corporation, 2nd Amendment Term Loan, (TSFR1M +
2.750%)
7 .077 03/29/32 2,573,589
6,240,128 (a) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 7 .074 05/01/31 6,127,025
2,400,000 (a) Darktrace PLC, First Lien Term Loan, (TSFR3M + 3.250%) 7 .458 10/09/31 2,388,840
1,116,181 (a) DTI Holdco, Inc., Term Loan B, (TSFR1M + 4.000%) 8 .322 04/26/29 1,100,315
10,386,373 (a) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.750%) 7 .072 05/30/31 10,349,813
1,778,000 (a) FNZ Group Services Ltd, Term Loan B, (TSFR3M + 5.000%) 9 .291 11/05/31 1,484,630
2,070,595 (a) Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.750%) 8 .072 06/27/31 2,031,771
2,889,208 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 6 .072 09/12/29 2,869,143
5,180,017 (a) Genesys Cloud Services Holdings II LLC, Term Loan B, (TSFR1M
+ 2.500%)
6 .822 01/30/32 5,117,961
6,790,000 (a) Informatica LLC, Term Loan B, (TSFR1M + 2.250%) 6 .572 10/30/28 6,790,000
1,120,000 (a),(f) Javelin Buyer, Inc., First Lien Term Loan, (TSFR3M + 3.250%) 7 .563 12/08/31 1,117,726
4,200,000 (a) Kaseya Inc., First Lien Term Loan B, (TSFR1M + 3.250%) 7 .572 03/22/32 4,175,997
6,335,818 (a),(f) McAfee, LLC, First Lien Term Loan B, (TSFR1M + 3.000%) 7 .319 03/01/29 5,972,839
753,215 (a) Mitchell International, Inc., First Lien Term Loan, (TSFR1M +
3.250%)
7 .572 06/17/31 744,376
6,782,406 (a) Open Text Corporation, Term Loan B, (TSFR1M + 1.750%) 6 .072 01/31/30 6,770,537
1,496,250 (a) PointClickCare Technologies, Inc., Term Loan B, (TSFR3M +
3.250%)
7 .549 11/03/31 1,495,786
1,124,000 (a),(h) Polaris Newco LLC, Term Loan B, (TBD) TBD TBD 1,086,593
4,116,315 (a) Press Ganey Holdings, Inc., First Lien Term Loan B, (TSFR1M +
3.250%)
7 .572 04/30/31 4,096,886
459,845 (a),(h) Project Alpha Intermediate Holding, Inc., First Lien Term Loan B,
(TBD)
TBD TBD 458,536
3,290,637 (a) Proofpoint, Inc., Term Loan, (TSFR1M + 3.000%) 7 .322 08/31/28 3,274,809
3,493,313 (a) Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M
+ 6.250%)
10 .685 05/15/28 3,477,314
5,992,525 (a) Rackspace Finance, LLC, First Lien Second Out Term Loan,
(TSFR1M + 2.750%)
7 .185 05/15/28 2,473,414
7,899,483 (a) Sophia, L.P., First Lien Term Loan B, (TSFR1M + 3.000%) 7 .322 10/29/29 7,878,313
2,944,549 (a) SS&C Technologies Inc., Term Loan B8, (TSFR1M + 2.000%) 6 .322 05/09/31 2,944,623
2,000,000 (a) Synechron Inc, Term Loan B, (TSFR3M + 3.750%) 8 .030 10/03/31 1,980,000
2,226,097 (a) Syniverse Holdings, Inc., Term Loan, (TSFR3M + 7.000%) 11 .299 05/13/27 2,132,645
5,711,362 (a) Tempo Acquisition LLC, Repriced Term Loan B, (TSFR1M +
1.750%)
6 .072 08/31/28 5,674,324
3,209,549 (a),(f) Twitter, Inc., Term Loan, (TSFR3M + 6.500%) 10 .949 10/29/29 3,116,070
14,973,789 (a) UKG Inc., Term Loan B, (TSFR1M + 3.000%) 7 .320 02/10/31 14,939,799
1,975,295 (a) Vision Solutions, Inc., Incremental Term Loan, (TSFR3M +
4.000%)
8 .541 04/24/28 1,841,962
537,303 (a) VS Buyer, LLC, First Lien Term Loan B, (TSFR3M + 2.750%) 7 .019 04/14/31 535,627
1,322,066 (a) World Wide Technology Holding Co. LLC, Term Loan B,
(TSFR1M + 2.250%)
6 .579 03/01/30 1,318,761
2,954,000 (f) X Corp 9 .500 10/29/29 2,885,689
8,019,000 (a) Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .072 09/28/29 7,850,280
TOTAL SOFTWARE & SERVICES 169,762,927
TECHNOLOGY HARDWARE & EQUIPMENT - 2.5% (1.7% of Total Investments)
11,118,097 (a) CommScope, Inc., Term Loan, (TSFR1M + 5.250%) 9 .572 12/17/29 10,940,875
1,825,661 (a) II-VI Incorporated, First Lien Term Loan B, (TSFR1M + 2.000%) 6 .322 07/02/29 1,808,929
1,298,872 (a) Ingram Micro Inc., Term Loan B, (TSFR3M + 2.750%) 7 .053 09/22/31 1,300,093
974,886 (a),(i) MLN US HoldCo LLC, First Lien Term Loan, (TSFR3M + 4.500%) 4 .405 12/01/25 7,336
440,016 (a),(i) MLN US HoldCo LLC, Second Out Term Loan, (Prime + 6.800%) 0 .000 10/18/27 2,222
1,671,505 (a) Riverbed Technology, Inc., PIK Term Loan, (TSFR3M + 2.250%) 4 .400 07/03/28 923,924
5,241,834 (a) Verifone Systems, Inc., Term Loan, (TSFR3M + 5.500%) 10 .211 08/21/28 4,672,859
288,000 (a),(h) Viasat Inc, Term Loan, (TBD) TBD TBD 270,999
1,253,000 (a),(h) ViaSat, Inc., Term Loan, (TBD) TBD TBD 1,147,190
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 21,074,427

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 4.4% (2.9% of Total Investments)
$ 639,502 (a) Altice France S.A., Term Loan B12, (Prime + 2.688%) 10 .188% 02/02/26 $ 561,562
7,847,624 (a) Altice France S.A., Term Loan B13, (Prime + 3.000%) 10 .500 08/14/26 6,892,412
709,191 (a) Altice France S.A., Term Loan B14, (TSFR3M + 5.500%) 9 .756 08/31/28 641,286
1,162,179 (a) Cincinnati Bell, Inc., Term Loan B2, (TSFR1M + 2.750%) 7 .072 11/24/28 1,156,950
721,000 (a),(h) Connect Finco Sarl, Term Loan B, (TBD) TBD TBD 649,805
581,141 (a),(c) Cyxtera DC Holdings, Inc., Term Loan B 0 .000 05/01/25 3,196
1,940,344 (a) Digicel International Finance Limited, Term Loan, (TSFR3M +
3.750%), (cash 11.791%, PIK 1.500%)
5 .890 05/27/27 1,917,477
4,219,425 (a) Frontier Communications Corp., Term Loan B, (TSFR6M +
2.500%)
6 .792 07/01/31 4,205,374
2,078,000 (a),(f) Level 3 Financing Inc, (CME Term SOFR 1 Month + 4.250%) 8 .572 03/29/32 2,076,701
1,422,724 (a) Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M +
2.350%)
6 .786 04/15/30 1,359,491
4,697,774 (a) Lumen Technologies, Inc., Term Loan A, (TSFR1M + 6.000%) 10 .322 06/01/28 4,692,888
2,876,891 (a) Numericable Group SA, Term Loan B11, (Prime + 1.750%) 9 .250 07/31/25 2,515,223
6,544,000 (a) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 3.000%) 7 .436 03/09/27 6,106,370
3,650,838 (a) Ziggo Financing Partnership, Term Loan I, (TSFR1M + 2.500%) 6 .936 04/28/28 3,599,818
TOTAL TELECOMMUNICATION SERVICES 36,378,553
TRANSPORTATION - 1.6% (1.1% of Total Investments)
509,850 (a) Air Canada, Term Loan B, (TSFR1M + 2.000%) 6 .323 03/21/31 504,805
134,636 (a) American Airlines, Inc., First Lien Term Loan, (TSFR6M + 1.750%) 5 .984 01/29/27 132,259
2,532,099 (a) American Airlines, Inc., Term Loan, (TSFR3M + 2.250%) 6 .519 04/20/28 2,484,052
2,260,447 (a) Brown Group Holding, LLC, Incremental Term Loan B2, (TSFR1M
+ TSFR3M + 2.500%)
6 .809 07/01/31 2,240,408
2,154,354 (a) Brown Group Holding, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .822 07/01/31 2,135,644
2,939,468 (a) KKR Apple Bidco, LLC, Term Loan, (TSFR1M + 2.500%) 6 .822 09/23/31 2,909,809
306,625 (a) SkyMiles IP Ltd., Skymiles Term Loan B, (TSFR3M + 3.750%) 8 .022 10/20/27 309,948
1,250,000 (a) Stonepeak Nile Parent LLC, Term Loan B, (Prime + 1.750%) 9 .250 04/12/32 1,230,731
1,672,747 (a) WestJet Loyalty LP, Term Loan B, (TSFR3M + 3.250%) 7 .549 02/14/31 1,598,259
TOTAL TRANSPORTATION 13,545,915
UTILITIES - 2.2% (1.4% of Total Investments)
1,295,000 (a),(h) Cornerstone Generation LLC, (TBD) TBD TBD 1,297,966
446,625 (a) EFS Cogen Holdings I LLC, Term Loan B, (TSFR3M + 3.500%) 7 .799 10/03/31 447,509
1,500,000 (a) Long Ridge Energy LLC, Term Loan B, (TSFR1M + 4.500%) 8 .822 02/19/32 1,423,125
6,478,762 (a) Talen Energy Supply, LLC, Incremental Term Loan B, (TSFR3M +
2.500%)
6 .818 12/15/31 6,468,947
7,202,565 (a) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6 .818 05/17/30 7,193,562
1,117,432 (a) Thunder Generation Funding LLC, Term Loan B, (TSFR3M +
3.000%)
7 .299 10/03/31 1,118,130
299,386 (a),(e) Vistra Operations Company LLC, First Lien Term Loan B3,
(TSFR1M + 1.750%)
6 .072 12/20/30 298,721
TOTAL UTILITIES 18,247,960
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $895,680,486) 880,582,103
SHARES DESCRIPTION VALUE
46 WARRANTS - 0 .0% ( 0 .0 % of Total Investments) 46
MEDIA & ENTERTAINMENT - 0.0% (0.0% of Total Investments)
4,644 (c) Tenerity Inc 46
TOTAL MEDIA & ENTERTAINMENT 46
TOTAL WARRANTS
(Cost $1,087,699) 46
TOTAL LONG-TERM INVESTMENTS
(Cost $1,243,240,150) 1,213,600,616
SHARES DESCRIPTION RATE VALUE
SHORT-TERM INVESTMENTS -  6.1%(4.0% of Total Investments)

Portfolio of Investments April 30, 2025
(continued)
JQC

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements
SHARES DESCRIPTION RATE VALUE
INVESTMENT COMPANIES - 6.1% (4.0% of Total Investments) –
50,311,635 BlackRock Liquidity Funds T-Fund 4.517(j) $ 50,311,635
TOTAL INVESTMENT COMPANIES
(Cost $50,311,635) 50,311,635
TOTAL SHORT-TERM INVESTMENTS
(Cost $50,311,635) 50,311,635
TOTAL INVESTMENTS - 153 .0%
(Cost $ 1,293,551,785 ) 1,263,912,251
BORROWINGS - (25.6)% (k),(l) (211,600,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (17.3)%(m) (142,656,158)
TFP SHARES, NET - (16.9)%(n) (139,289,523)
OTHER ASSETS & LIABILITIES, NET -  6.8% 55,922,622
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 826,289,192
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $274,070,877 or 21.7% of Total Investments.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $203,176,249 have been pledged as collateral for reverse repurchase agreements.
(f) Portion of investment purchased on a delayed delivery basis.
(g) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(h) When-issued or delayed delivery security.
(i) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(j) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(k) Borrowings as a percentage of Total Investments is 16.7%.
(l) The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(m) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 11.3%.
(n) TFP Shares, Net as a percentage of Total Investments is 11.0%.

for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
JQC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 59,544,614 $ – $ 59,544,614
Common Stocks 5,183 7,717,409 23,048 7,745,640
Corporate Bonds – 265,728,213 – 265,728,213
Variable Rate Senior Loan Interests – 880,578,605 3,498 880,582,103
Warrants – – 46 46
Short-Term Investments:
Investment Companies 50,311,635 – – 50,311,635
Total $ 50,316,818 $ 1,213,568,841 $ 26,592 $ 1,263,912,251